DERIVATIVE LIABILITY (Details) - Schedule of assumptions were used in the Black-Scholes valuation model - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Conversion price	$ 0.05	$ 0.05
Risk free interest rate	0.79%	0.05%
Expected life of derivative liability	1 year 6 months	1 year 7 months 6 days
Expected volatility of underlying stock	$ 120.49	$ 161.19
Maximum [Member]
Conversion price	$ 0.15	$ 0.24
Risk free interest rate	4.25%	1.12%
Expected life of derivative liability	59 months	49 months 18 days
Expected volatility of underlying stock	$ 258.3	$ 215.33